Basis of preparation and significant accounting policies (Details) € in Millions, £ in Millions, person in Millions	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Apr. 30, 2020 GBP (£)	Jun. 30, 2023 EUR (€) aircraft	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024 person	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)		Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents		€ 2,650.7						€ 3,599.3	€ 2,669.0		€ 2,650.7	€ 2,566.4
Net cash		(2,276.5)						558.8	(1,451.6)		(2,276.5)	€ (403.2)
Proceeds from borrowings									1,192.0	[1]	2,228.6
Property, plant and equipment long-lived assets		8,361.1						€ 9,908.9	9,095.1		8,361.1
Number of airlines								5
Retained earnings		3,232.3						€ 4,180.0	2,880.9		3,232.3
Payroll Supports Received Through Schemes, COVID-19 Pandemic								0.0	82.0		84.0
Repayment of borrowings								1,039.4	1,722.3		950.3
Jet fuel derivative instruments,
Disclosure of voluntary change in accounting policy [line items]
Net derivative financial assets (liabilities)								(326.0)	1,200.0
Foreign currency derivative instruments [Member]
Disclosure of voluntary change in accounting policy [line items]
Net derivative financial assets (liabilities)								261.0	330.0
Disclosure of liquidity position after end of reporting period
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents				€ 4,840.0
Net cash				980.0
Increase in net cash				€ 420.0
Number of unencumbered aircrafts | aircraft				522
Percentage of unencumbered aircrafts				99.00%
Forecast
Disclosure of voluntary change in accounting policy [line items]
Forecasted traffic guests | person							185
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date					14.00%	14.00%	75.00%
Estimated percentage of jet fuel expenses covered by call options as of reporting date							5.00%
Increase (decrease) due to changes in accounting policy | Amendment to IFRS 16 - Covid-19 related rent concessions
Disclosure of voluntary change in accounting policy [line items]
Retained earnings		€ 0.0									€ 0.0
HMT and Bank of England Covid Corporate Financing Facility (CCFF)
Disclosure of voluntary change in accounting policy [line items]
Proceeds from borrowings | £			£ 600
Interest rate percentage		0.46%	0.44%								0.46%
Debt extension term		12 months
Repayment of borrowings | £	£ 600
Hangar and Buildings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		€ 90.1						112.1	95.6		€ 90.1
Plant and equipment (excluding aircraft)
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		67.0						54.5	59.7		67.0
Fixtures and Fittings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		10.7						10.5	8.9		10.7
Motor vehicles
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		0.4							0.1		0.4
Aircraft
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		€ 8,192.9						€ 9,731.8	€ 8,930.8		€ 8,192.9
Residual value as percentage of current market value								15.00%
Useful life, property, plant and equipment								23 years
Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks								8 years
Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks								12 years
Boeing 737 Aircraft
Disclosure of voluntary change in accounting policy [line items]
Residual value as percentage of current market value								15.00%
Useful life, property, plant and equipment								23 years
Boeing 737 Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks								8 years
Boeing 737 Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks								12 years
Landing rights
Disclosure of voluntary change in accounting policy [line items]
Impairment of intangible assets								€ 0.0

[1]	€1.2bn bond net of transaction costs.